Income Taxes (Details 1) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Non-current deferred tax assets:
Tax loss carry forward	¥ 12,275	¥ 6,062
Allowance for doubtful accounts, credit losses and impairment losses	1,723
Subtotal	13,998	6,062
Less: valuation allowances	3,089	929
Total	10,909	¥ 5,133
US$ [Member]
Non-current deferred tax assets:
Tax loss carry forward	1,737
Allowance for doubtful accounts, credit losses and impairment losses	244
Subtotal	1,981
Less: valuation allowances	437
Total	¥ 1,544